Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Advisor International Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class C
Trading Symbol	FICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	2.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class C
Trading Symbol	FOPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity International Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund
Trading Symbol	FIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery Fund	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Diversified International K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International K6 Fund
Class Name	Fidelity® Diversified International K6 Fund
Trading Symbol	FKIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International K6 Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International K6 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 4,524,523,977
Holdings Count | shares	139
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,524,523,977
Number of Holdings	139
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.8 Industrials 26.6 Information Technology 10.4 Health Care 9.0 Materials 8.3 Consumer Discretionary 7.8 Energy 3.0 Communication Services 2.3 Consumer Staples 0.7 Common Stocks 94.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 5.1 Japan 17.3 United States 16.0 United Kingdom 15.5 Germany 11.6 France 9.1 Canada 4.8 Netherlands 4.2 Sweden 3.0 Italy 2.9 Others 15.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.3 United States - 16.0 United Kingdom - 15.5 Germany - 11.6 France - 9.1 Canada - 4.8 Netherlands - 4.2 Sweden - 3.0 Italy - 2.9 Others - 15.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.7 Hitachi Ltd 2.5 Allianz SE 2.1 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.8 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Mitsubishi Heavy Industries Ltd 1.6 Wolters Kluwer NV 1.5 Astrazeneca PLC 1.5 19.1
Fidelity Advisor Japan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class Z
Trading Symbol	FIQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity® Canada Fund
Trading Symbol	FICDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Canada Fund	$ 48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class I
Trading Symbol	FOPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class A
Trading Symbol	FOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class I
Trading Symbol	FEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3
Fidelity Advisor Global Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class C
Trading Symbol	FGEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity Advisor China Region Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class C
Trading Symbol	FCHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Advisor Global Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class M
Trading Symbol	FGEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity Global Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity® Global Equity Income Fund
Trading Symbol	FGILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Equity Income Fund	$ 46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity Advisor Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class C
Trading Symbol	FEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.89%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor Total International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class Z
Trading Symbol	FIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Advisor International Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class M
Trading Symbol	FIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor Worldwide Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class I
Trading Symbol	FWIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.78%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity Worldwide Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity® Worldwide Fund
Trading Symbol	FWWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Worldwide Fund	$ 36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity Advisor Global Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class A
Trading Symbol	FGEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity Advisor International Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class Z
Trading Symbol	FZAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Pacific Basin Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pacific Basin Fund
Class Name	Fidelity® Pacific Basin Fund
Trading Symbol	FPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Pacific Basin Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pacific Basin Fund	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 702,376,362
Holdings Count | shares	101
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$702,376,362
Number of Holdings	101
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Communication Services 17.1 Financials 16.2 Consumer Discretionary 15.2 Industrials 11.9 Health Care 8.9 Materials 2.4 Consumer Staples 1.3 Utilities 0.5 Energy 0.4 Real Estate 0.4 Common Stocks 95.5 Preferred Stocks 3.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.5 Preferred Stocks - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 37.3 China 22.5 Korea (South) 10.8 Taiwan 9.6 Australia 7.7 United States 5.0 Hong Kong 3.2 Indonesia 1.4 Singapore 1.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 37.3 China - 22.5 Korea (South) - 10.8 Taiwan - 9.6 Australia - 7.7 United States - 5.0 Hong Kong - 3.2 Indonesia - 1.4 Singapore - 1.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 8.9 Tencent Holdings Ltd 5.2 Sony Group Corp 3.2 Nintendo Co Ltd 3.0 PDD Holdings Inc Class A ADR 2.8 Hitachi Ltd 2.7 Samsung Electronics Co Ltd 2.4 AIA Group Ltd 2.4 ORIX Corp 2.1 KT Corp ADR 2.0 34.7
Fidelity Advisor Europe Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class C
Trading Symbol	FHJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Japan Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Smaller Companies Fund
Class Name	Fidelity® Japan Smaller Companies Fund
Trading Symbol	FJSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Smaller Companies Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Smaller Companies Fund	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 425,878,188
Holdings Count | shares	87
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$425,878,188
Number of Holdings	87
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.7 Information Technology 17.8 Consumer Discretionary 12.3 Financials 11.4 Materials 10.4 Consumer Staples 8.6 Communication Services 3.3 Energy 2.6 Utilities 2.6 Real Estate 2.0 Health Care 1.7 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 96.4 United States 3.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.4 United States - 3.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SWCC Corp 2.6 Yamato Kogyo Co Ltd 2.6 Sompo Holdings Inc 2.5 Money Forward Inc 2.4 Argo Graphics Inc 2.2 Visional Inc 2.1 Capcom Co Ltd 2.0 Hokuhoku Financial Group Inc 2.0 Asahi Group Holdings Ltd 1.9 IHI Corp 1.9 22.2
Fidelity Advisor International Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class A
Trading Symbol	FIVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor Canada Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class Z
Trading Symbol	FIQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund
Trading Symbol	FEMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Fund	$ 42	0.87%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor Total International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class A
Trading Symbol	FTAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Advisor Canada Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class A
Trading Symbol	FACNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Advisor International Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class Z
Trading Symbol	FZAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity Diversified International Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund
Trading Symbol	FDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Diversified International Fund	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 11,737,421,933
Holdings Count | shares	138
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$11,737,421,933
Number of Holdings	138
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 27.0 Information Technology 10.7 Health Care 9.1 Materials 8.4 Consumer Discretionary 7.9 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.9 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.9 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.7 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.6 19.4
Fidelity Advisor China Region Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class M
Trading Symbol	FHKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.43%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.43%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Advisor International Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class A
Trading Symbol	FIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity Advisor Europe Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class Z
Trading Symbol	FIQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Advisor International Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class Z
Trading Symbol	FIQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class A
Trading Symbol	FEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor Worldwide Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class Z
Trading Symbol	FIQOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.65%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity® International Small Cap Fund
Trading Symbol	FISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Fund	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity Advisor Emerging Markets Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class M
Trading Symbol	FEQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor International Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class M
Trading Symbol	FTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity Advisor China Region Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class I
Trading Symbol	FHKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Advisor Japan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class C
Trading Symbol	FJPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Emerging Markets Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity® Emerging Markets Fund Class K
Trading Symbol	FKEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor Emerging Markets Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class I
Trading Symbol	FECMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class Z
Trading Symbol	FIQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3
Fidelity Advisor Worldwide Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class A
Trading Symbol	FWAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class M
Trading Symbol	FEDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.52%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3
Fidelity Advisor Global Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class I
Trading Symbol	FGEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity International Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity® International Small Cap Opportunities Fund
Trading Symbol	FSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Small Cap Opportunities Fund	$ 49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity China Region Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity® China Region Fund
Trading Symbol	FHKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® China Region Fund	$ 45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Advisor International Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class I
Trading Symbol	FIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Advisor International Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class M
Trading Symbol	FTADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class Z
Trading Symbol	FIQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity Advisor International Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class A
Trading Symbol	FIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity Diversified International Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Diversified International Fund
Class Name	Fidelity® Diversified International Fund Class K
Trading Symbol	FDIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Diversified International Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 11,737,421,933
Holdings Count | shares	138
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$11,737,421,933
Number of Holdings	138
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 27.0 Information Technology 10.7 Health Care 9.1 Materials 8.4 Consumer Discretionary 7.9 Energy 3.0 Communication Services 2.5 Consumer Staples 0.8 Common Stocks 96.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 17.6 United Kingdom 15.8 United States 14.5 Germany 11.9 France 9.3 Canada 4.9 Netherlands 4.3 Sweden 3.1 Italy 3.0 Others 15.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 17.6 United Kingdom - 15.8 United States - 14.5 Germany - 11.9 France - 9.3 Canada - 4.9 Netherlands - 4.3 Sweden - 3.1 Italy - 3.0 Others - 15.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 2.7 Hitachi Ltd 2.6 Allianz SE 2.0 RELX PLC (Netherlands) 1.9 UniCredit SpA 1.9 London Stock Exchange Group PLC 1.8 Rolls-Royce Holdings PLC 1.7 Wolters Kluwer NV 1.6 Astrazeneca PLC 1.6 Mitsubishi Heavy Industries Ltd 1.6 19.4
Fidelity International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity® International Value Fund
Trading Symbol	FIVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Fund	$ 43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor Canada Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class C
Trading Symbol	FCCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund
Trading Symbol	FOSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Overseas Fund	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 6,788,264,008
Holdings Count | shares	85
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,788,264,008
Number of Holdings	85
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.2 Industrials 26.6 Information Technology 12.7 Health Care 8.0 Materials 6.7 Communication Services 6.6 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 18.5 United Kingdom 16.9 Japan 13.7 Germany 12.3 France 11.3 Netherlands 6.1 Italy 3.8 Spain 3.2 Denmark 2.8 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.5 United Kingdom - 16.9 Japan - 13.7 Germany - 12.3 France - 11.3 Netherlands - 6.1 Italy - 3.8 Spain - 3.2 Denmark - 2.8 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.4 Allianz SE 2.3 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.2 Deutsche Boerse AG 2.0 Wolters Kluwer NV 2.0 3i Group PLC 2.0 23.1
Fidelity Advisor Japan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class M
Trading Symbol	FJPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Advisor International Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class I
Trading Symbol	FIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity Advisor International Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class M
Trading Symbol	FITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.40%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity International Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation Fund
Class Name	Fidelity® International Capital Appreciation Fund
Trading Symbol	FIVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 3,800,821,658
Holdings Count | shares	63
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,800,821,658
Number of Holdings	63
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.1 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 8.0 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 India 7.0 Canada 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 India - 7.0 Canada - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 2.9 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.2
Fidelity Advisor Emerging Markets Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Fund
Class Name	Fidelity Advisor® Emerging Markets Fund Class Z
Trading Symbol	FZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 6,926,988,734
Holdings Count | shares	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,926,988,734
Number of Holdings	79
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 19.7 Consumer Discretionary 15.0 Communication Services 12.7 Industrials 8.9 Energy 6.0 Health Care 4.4 Consumer Staples 4.3 Utilities 1.8 Real Estate 0.6 Materials 0.5 Common Stocks 98.8 Bonds 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Bonds - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 25.4 India 19.5 Taiwan 15.7 Korea (South) 6.0 Brazil 5.9 United States 4.8 Mexico 3.0 France 2.9 Indonesia 2.9 Others 13.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 25.4 India - 19.5 Taiwan - 15.7 Korea (South) - 6.0 Brazil - 5.9 United States - 4.8 Mexico - 3.0 France - 2.9 Indonesia - 2.9 Others - 13.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.2 Tencent Holdings Ltd 8.7 NVIDIA Corp 3.4 Alibaba Group Holding Ltd ADR 3.2 HDFC Bank Ltd 3.1 Bank Central Asia Tbk PT 2.9 PDD Holdings Inc Class A ADR 2.6 Samsung Electronics Co Ltd 2.5 Reliance Industries Ltd 2.1 SK Hynix Inc 2.1 43.8
Fidelity Advisor International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class I
Trading Symbol	FIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity Emerging Markets Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity® Emerging Markets Discovery Fund
Trading Symbol	FEDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Discovery Fund	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3
Fidelity Advisor China Region Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class A
Trading Symbol	FHKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Advisor Worldwide Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class M
Trading Symbol	FWTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity Advisor China Region Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® China Region Fund
Class Name	Fidelity Advisor® China Region Fund Class Z
Trading Symbol	FIQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® China Region Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,096,792,327
Holdings Count | shares	76
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,096,792,327
Number of Holdings	76
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Consumer Discretionary 22.4 Communication Services 17.2 Financials 13.2 Health Care 4.3 Materials 3.2 Industrials 2.8 Consumer Staples 2.7 Real Estate 1.1 Common Stocks 95.8 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 60.2 Taiwan 29.1 Hong Kong 4.1 United States 3.2 Singapore 1.4 Korea (South) 1.1 South Africa 0.5 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 60.2 Taiwan - 29.1 Hong Kong - 4.1 United States - 3.2 Singapore - 1.4 Korea (South) - 1.1 South Africa - 0.5 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 21.7 Tencent Holdings Ltd 13.4 Alibaba Group Holding Ltd 6.6 PDD Holdings Inc Class A ADR 4.0 China Construction Bank Corp H Shares 3.4 AIA Group Ltd 3.2 Zijin Mining Group Co Ltd H Shares 2.6 Industrial & Commercial Bank of China Ltd H Shares 1.7 MediaTek Inc 1.6 Meituan B Shares 1.5 59.7
Fidelity Japan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity® Japan Fund
Trading Symbol	FJPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Japan Fund	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Advisor International Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Fund
Class Name	Fidelity Advisor® International Small Cap Fund Class Z
Trading Symbol	FIQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 4,896,590,377
Holdings Count | shares	199
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,896,590,377
Number of Holdings	199
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.4 Financials 15.8 Consumer Staples 10.8 Consumer Discretionary 10.0 Materials 8.2 Information Technology 7.6 Health Care 6.0 Real Estate 5.8 Communication Services 4.6 Energy 3.5 Utilities 0.6 Common Stocks 96.3 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 Japan 22.3 United Kingdom 13.4 United States 6.6 Canada 4.1 Australia 3.8 Spain 3.6 China 3.5 Mexico 3.5 Italy 3.1 Others 36.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.3 United Kingdom - 13.4 United States - 6.6 Canada - 4.1 Australia - 3.8 Spain - 3.6 China - 3.5 Mexico - 3.5 Italy - 3.1 Others - 36.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Logista Integral SA 1.1 BayCurrent Inc 1.1 Premier Foods PLC 1.1 Ashtead Technology Holdings plc 1.1 Metlen Energy & Metals SA 1.0 Grupo Catalana Occidente SA 1.0 Century Pacific Food Inc 1.0 Richter Gedeon Nyrt 0.9 Spar Nord Bank A/S 0.9 Qualitas Controladora SAB de CV 0.9 10.1
Fidelity International Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery K6 Fund
Class Name	Fidelity® International Discovery K6 Fund
Trading Symbol	FDKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery K6 Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Discovery K6 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 542,425,322
Holdings Count | shares	127
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$542,425,322
Number of Holdings	127
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 23.5 Consumer Discretionary 12.8 Information Technology 12.6 Health Care 7.4 Communication Services 7.1 Materials 3.4 Consumer Staples 2.3 Energy 1.0 Common Stocks 95.2 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.2 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United Kingdom 18.2 Japan 16.0 France 9.9 Germany 9.6 United States 9.0 Italy 5.9 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 18.2 Japan - 16.0 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.9 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Zegona Communications plc 2.6 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.0 3i Group PLC 2.0 RELX PLC 1.9 25.1
Fidelity International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity® International Growth Fund
Trading Symbol	FIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Growth Fund	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity Advisor Japan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class I
Trading Symbol	FJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Advisor Global Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Equity Income Fund
Class Name	Fidelity Advisor® Global Equity Income Fund Class Z
Trading Symbol	FGEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Equity Income Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 292,744,990
Holdings Count | shares	151
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$292,744,990
Number of Holdings	151
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 18.1 Industrials 15.2 Financials 14.2 Health Care 11.3 Consumer Discretionary 9.7 Consumer Staples 9.3 Communication Services 7.5 Energy 4.7 Utilities 4.1 Materials 3.6 Real Estate 1.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 58.7 United Kingdom 7.6 Germany 7.1 Japan 6.0 Canada 4.9 France 3.4 Taiwan 2.3 Netherlands 1.6 Ireland 1.5 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 58.7 United Kingdom - 7.6 Germany - 7.1 Japan - 6.0 Canada - 4.9 France - 3.4 Taiwan - 2.3 Netherlands - 1.6 Ireland - 1.5 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Rheinmetall AG 5.2 Apple Inc 4.6 Microsoft Corp 4.2 Taiwan Semiconductor Manufacturing Co Ltd 2.3 JPMorgan Chase & Co 1.8 AbbVie Inc 1.6 NXP Semiconductors NV 1.6 T-Mobile US Inc 1.5 Eli Lilly & Co 1.4 Linde PLC 1.4 25.6
Fidelity Advisor Worldwide Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Worldwide Fund
Class Name	Fidelity Advisor® Worldwide Fund Class C
Trading Symbol	FWCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Worldwide Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.78%
Net Assets	$ 2,906,574,043
Holdings Count | shares	165
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,906,574,043
Number of Holdings	165
Portfolio Turnover	163%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.3 Consumer Discretionary 16.3 Financials 15.4 Communication Services 12.9 Health Care 8.6 Industrials 7.1 Consumer Staples 5.6 Real Estate 3.8 Energy 3.2 Materials 2.1 Utilities 2.0 Common Stocks 96.1 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 65.2 United Kingdom 5.0 Japan 3.8 Canada 3.6 Sweden 3.2 Spain 2.0 Netherlands 1.7 Italy 1.7 France 1.5 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.2 United Kingdom - 5.0 Japan - 3.8 Canada - 3.6 Sweden - 3.2 Spain - 2.0 Netherlands - 1.7 Italy - 1.7 France - 1.5 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 4.1 NVIDIA Corp 4.0 Meta Platforms Inc Class A 3.5 Microsoft Corp 3.1 Robinhood Markets Inc Class A 2.9 Apple Inc 2.6 Alphabet Inc Class A 2.6 Kyndryl Holdings Inc 2.5 Prologis Inc 2.1 DraftKings Inc Class A 2.0 29.4
Fidelity International Capital Appreciation K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Capital Appreciation K6 Fund
Class Name	Fidelity® International Capital Appreciation K6 Fund
Trading Symbol	FAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Capital Appreciation K6 Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation K6 Fund	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,671,811,761
Holdings Count | shares	63
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,671,811,761
Number of Holdings	63
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Financials 26.0 Information Technology 17.6 Communication Services 8.5 Consumer Discretionary 7.9 Materials 6.6 Health Care 1.4 Utilities 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 25.7 Germany 12.3 France 8.6 United Kingdom 8.5 Canada 7.0 India 7.0 Japan 6.0 Netherlands 5.4 Switzerland 4.9 Others 14.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 25.7 Germany - 12.3 France - 8.6 United Kingdom - 8.5 Canada - 7.0 India - 7.0 Japan - 6.0 Netherlands - 5.4 Switzerland - 4.9 Others - 14.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.2 Tencent Holdings Ltd 3.0 SAP SE 2.5 ASML Holding NV 2.2 Shopify Inc Class A (United States) 2.2 Hitachi Ltd 2.1 Rolls-Royce Holdings PLC 2.1 Schneider Electric SE 2.1 Mitsubishi Heavy Industries Ltd 2.0 Sony Group Corp 1.9 24.3
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class C
Trading Symbol	FEDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	2.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.02%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3
Fidelity Overseas Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Overseas Fund
Class Name	Fidelity® Overseas Fund Class K
Trading Symbol	FOSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 6,788,264,008
Holdings Count | shares	85
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,788,264,008
Number of Holdings	85
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.2 Industrials 26.6 Information Technology 12.7 Health Care 8.0 Materials 6.7 Communication Services 6.6 Consumer Discretionary 5.7 Consumer Staples 1.3 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 18.5 United Kingdom 16.9 Japan 13.7 Germany 12.3 France 11.3 Netherlands 6.1 Italy 3.8 Spain 3.2 Denmark 2.8 Others 11.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 18.5 United Kingdom - 16.9 Japan - 13.7 Germany - 12.3 France - 11.3 Netherlands - 6.1 Italy - 3.8 Spain - 3.2 Denmark - 2.8 Others - 11.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.4 Allianz SE 2.3 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.2 Deutsche Boerse AG 2.0 Wolters Kluwer NV 2.0 3i Group PLC 2.0 23.1
Fidelity Nordic Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nordic Fund
Class Name	Fidelity® Nordic Fund
Trading Symbol	FNORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Nordic Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nordic Fund	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 317,298,761
Holdings Count | shares	50
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$317,298,761
Number of Holdings	50
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.8 Financials 24.5 Health Care 13.7 Information Technology 9.5 Materials 5.9 Communication Services 4.8 Consumer Staples 3.5 Consumer Discretionary 2.7 Energy 2.4 Utilities 1.2 Real Estate 0.5 Common Stocks 95.5 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 Sweden 44.2 Denmark 24.6 Finland 14.5 Norway 11.9 United States 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Sweden - 44.2 Denmark - 24.6 Finland - 14.5 Norway - 11.9 United States - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 11.2 Investor AB B Shares 5.7 Nordea Bank Abp (Sweden) 5.3 DSV A/S 4.6 Atlas Copco AB B Shares 4.5 Saab AB B Shares 4.2 Sandvik AB 3.2 Assa Abloy AB B Shares 2.9 Nokia Oyj 2.9 Lagercrantz Group AB B Shares 2.8 47.3
Fidelity Advisor International Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class C
Trading Symbol	FCADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.66%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Advisor International Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Growth Fund
Class Name	Fidelity Advisor® International Growth Fund Class C
Trading Symbol	FIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
Net Assets	$ 6,458,338,721
Holdings Count | shares	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,458,338,721
Number of Holdings	71
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.2 Financials 17.9 Information Technology 17.2 Consumer Discretionary 10.0 Materials 9.5 Health Care 4.1 Communication Services 2.4 Energy 0.4 Consumer Staples 0.3 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 28.4 United Kingdom 14.4 France 12.5 Germany 9.1 Japan 8.8 Sweden 8.1 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.4 United Kingdom - 14.4 France - 12.5 Germany - 9.1 Japan - 8.8 Sweden - 8.1 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 6.8 Safran SA 4.6 CRH PLC 3.9 ASML Holding NV 3.5 Atlas Copco AB A Shares 3.5 Linde PLC 3.4 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.8 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.7
Fidelity Advisor Canada Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class I
Trading Symbol	FICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Advisor Europe Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class I
Trading Symbol	FHJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Advisor International Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class I
Trading Symbol	FIVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor International Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity Advisor® International Discovery Fund Class A
Trading Symbol	FAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Advisor Canada Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Canada Fund
Class Name	Fidelity Advisor® Canada Fund Class M
Trading Symbol	FTCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Net Assets	$ 942,606,561
Holdings Count | shares	68
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$942,606,561
Number of Holdings	68
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.2 Energy 15.6 Industrials 12.5 Materials 12.2 Information Technology 11.7 Consumer Staples 8.6 Consumer Discretionary 7.5 Communication Services 2.2 Health Care 0.8 Utilities 0.2 Common Stocks 99.0 Preferred Stocks 0.3 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.7 United States 3.7 Brazil 3.0 Chile 0.5 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.7 United States - 3.7 Brazil - 3.0 Chile - 0.5 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 7.9 Constellation Software Inc/Canada 6.2 Canadian Pacific Kansas City Ltd 5.0 Alimentation Couche-Tard Inc 4.6 Franco-Nevada Corp 4.5 Toronto Dominion Bank 3.9 Shopify Inc Class A 3.8 Dollarama Inc 3.8 Canadian Natural Resources Ltd 3.7 PrairieSky Royalty Ltd 3.3 46.7
Fidelity Advisor Europe Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class A
Trading Symbol	FHJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Advisor International Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Fund
Class Name	Fidelity Advisor® International Value Fund Class C
Trading Symbol	FIVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%
Net Assets	$ 2,052,754,816
Holdings Count | shares	107
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,052,754,816
Number of Holdings	107
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.8 Industrials 15.4 Materials 10.2 Energy 6.2 Health Care 5.9 Consumer Discretionary 5.1 Consumer Staples 3.8 Communication Services 3.3 Information Technology 2.7 Utilities 0.7 Real Estate 0.5 Common Stocks 92.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 7.4 Japan 20.3 United States 17.1 United Kingdom 13.7 Germany 13.4 France 9.8 Italy 4.9 Switzerland 3.7 Australia 3.4 Spain 3.1 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.3 United States - 17.1 United Kingdom - 13.7 Germany - 13.4 France - 9.8 Italy - 4.9 Switzerland - 3.7 Australia - 3.4 Spain - 3.1 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 2.9 AXA SA 2.6 Banco Santander SA 2.5 Rheinmetall AG 2.4 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.2 Sumitomo Mitsui Financial Group Inc 2.1 Roche Holding AG 2.1 BAE Systems PLC 2.0 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.0 23.1
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Small Cap Opportunities Fund
Class Name	Fidelity Advisor® International Small Cap Opportunities Fund Class M
Trading Symbol	FOPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Small Cap Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.49%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
Net Assets	$ 1,340,297,691
Holdings Count | shares	115
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,340,297,691
Number of Holdings	115
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 30.2 Information Technology 21.0 Consumer Discretionary 11.2 Communication Services 7.8 Financials 6.0 Materials 4.5 Health Care 3.7 Consumer Staples 3.2 Real Estate 2.8 Energy 1.1 Common Stocks 91.5 International Equity Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.5 International Equity Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 Japan 26.5 United Kingdom 15.1 Sweden 14.1 United States 10.9 Germany 5.5 Netherlands 4.7 Canada 4.0 Belgium 2.6 France 2.5 Others 14.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.5 United Kingdom - 15.1 Sweden - 14.1 United States - 10.9 Germany - 5.5 Netherlands - 4.7 Canada - 4.0 Belgium - 2.6 France - 2.5 Others - 14.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 5.2 iShares MSCI EAFE Small-Cap ETF 4.9 AddTech AB B Shares 4.7 Azbil Corp 3.5 CTS Eventim AG & Co KGaA 2.7 Games Workshop Group PLC 2.2 KBC Ancora 2.1 Interpump Group SpA 2.1 Spectris PLC 2.1 Howden Joinery Group PLC 2.0 31.5
Fidelity International Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® International Discovery Fund
Class Name	Fidelity® International Discovery Fund Class K
Trading Symbol	FIDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 10,296,192,153
Holdings Count | shares	135
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,296,192,153
Number of Holdings	135
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 23.4 Consumer Discretionary 13.0 Information Technology 12.9 Health Care 7.3 Communication Services 6.7 Materials 3.4 Consumer Staples 2.3 Energy 1.1 Common Stocks 94.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United Kingdom 17.6 Japan 16.1 France 9.9 Germany 9.6 United States 9.0 Italy 5.7 Netherlands 5.7 Canada 3.7 Sweden 3.6 Others 19.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 17.6 Japan - 16.1 France - 9.9 Germany - 9.6 United States - 9.0 Italy - 5.7 Netherlands - 5.7 Canada - 3.7 Sweden - 3.6 Others - 19.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) UniCredit SpA 3.4 Rheinmetall AG 2.9 SAP SE 2.8 Hitachi Ltd 2.8 Constellation Software Inc/Canada 2.4 AXA SA 2.3 London Stock Exchange Group PLC 2.1 3i Group PLC 2.0 RELX PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd 1.9 24.5
Fidelity Advisor Total International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class I
Trading Symbol	FTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Advisor Europe Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity Advisor® Europe Fund Class M
Trading Symbol	FHJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Advisor Total International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class C
Trading Symbol	FTCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Emerging Asia Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Asia Fund
Class Name	Fidelity® Emerging Asia Fund
Trading Symbol	FSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Asia Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Asia Fund	$ 50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 998,742,954
Holdings Count | shares	140
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$998,742,954
Number of Holdings	140
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.1 Consumer Discretionary 22.4 Communication Services 14.7 Industrials 13.0 Financials 12.1 Health Care 10.3 Energy 0.9 Consumer Staples 0.4 Materials 0.1 Common Stocks 98.2 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 China 36.8 India 28.2 Taiwan 15.3 Singapore 6.7 Korea (South) 6.1 Hong Kong 2.4 United States 1.4 Indonesia 0.9 South Africa 0.6 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 36.8 India - 28.2 Taiwan - 15.3 Singapore - 6.7 Korea (South) - 6.1 Hong Kong - 2.4 United States - 1.4 Indonesia - 0.9 South Africa - 0.6 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Sea Ltd Class A ADR 6.3 Tencent Holdings Ltd 5.8 Eternal Ltd 5.2 PDD Holdings Inc Class A ADR 4.2 MakeMyTrip Ltd 4.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro-Fabrication Equipment Inc China A Shares (China) 2.7 HDFC Bank Ltd 2.3 WuXi XDC Cayman Inc 1.8 45.5
Fidelity Total International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity® Total International Equity Fund
Trading Symbol	FTIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Equity Fund	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Advisor Total International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Equity Fund
Class Name	Fidelity Advisor® Total International Equity Fund Class M
Trading Symbol	FTTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 448,437,698
Holdings Count | shares	317
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$448,437,698
Number of Holdings	317
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.2 Industrials 20.7 Information Technology 12.1 Materials 9.9 Consumer Discretionary 9.3 Communication Services 5.6 Health Care 4.8 Energy 3.9 Consumer Staples 3.4 Real Estate 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 13.8 Japan 10.1 United Kingdom 9.8 China 9.7 Germany 7.3 Canada 7.2 France 7.1 Taiwan 3.7 Sweden 3.6 Others 27.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.8 Japan - 10.1 United Kingdom - 9.8 China - 9.7 Germany - 7.3 Canada - 7.2 France - 7.1 Taiwan - 3.7 Sweden - 3.6 Others - 27.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Tencent Holdings Ltd 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.3 SAP SE 2.1 Samsung Electronics Co Ltd 1.8 CRH PLC 1.8 Safran SA 1.5 Linde PLC 1.4 BAE Systems PLC 1.3 Alibaba Group Holding Ltd ADR 1.1 Wal-Mart de Mexico SAB de CV Series V 1.1 17.3
Fidelity Advisor Japan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Japan Fund
Class Name	Fidelity Advisor® Japan Fund Class A
Trading Symbol	FPJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Japan Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 710,338,465
Holdings Count | shares	86
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$710,338,465
Number of Holdings	86
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.4 Information Technology 19.0 Financials 15.1 Consumer Discretionary 11.6 Communication Services 6.8 Materials 6.4 Health Care 5.5 Consumer Staples 2.5 Real Estate 1.1 Energy 1.0 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Japan 96.7 United States 3.1 China 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 96.7 United States - 3.1 China - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sumitomo Mitsui Financial Group Inc 6.4 Sony Group Corp 5.1 Hitachi Ltd 4.8 Fujitsu Ltd 3.0 Tokio Marine Holdings Inc 2.9 Hoya Corp 2.9 ORIX Corp 2.8 Nintendo Co Ltd 2.8 Shin-Etsu Chemical Co Ltd 2.7 FUJIFILM Holdings Corp 2.5 35.9
Fidelity Europe Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Europe Fund
Class Name	Fidelity® Europe Fund
Trading Symbol	FIEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Europe Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Europe Fund	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 738,937,264
Holdings Count | shares	103
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$738,937,264
Number of Holdings	103
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Industrials 17.3 Consumer Discretionary 11.5 Health Care 10.1 Information Technology 10.1 Consumer Staples 8.1 Communication Services 7.1 Materials 3.7 Energy 3.6 Real Estate 0.8 Utilities 0.8 Common Stocks 96.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United Kingdom 23.6 Germany 18.4 France 14.9 United States 10.7 Italy 6.5 Sweden 5.4 Netherlands 4.1 Switzerland 3.3 Spain 2.5 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 23.6 Germany - 18.4 France - 14.9 United States - 10.7 Italy - 6.5 Sweden - 5.4 Netherlands - 4.1 Switzerland - 3.3 Spain - 2.5 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 4.3 Astrazeneca PLC 3.1 RELX PLC 2.6 ASML Holding NV 2.4 Shell PLC 2.3 Rheinmetall AG 2.3 Rolls-Royce Holdings PLC 2.1 UniCredit SpA 1.9 Siemens AG 1.8 Air Liquide SA 1.8 24.6
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Discovery Fund
Class Name	Fidelity Advisor® Emerging Markets Discovery Fund Class A
Trading Symbol	FEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Discovery Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
Net Assets	$ 1,026,456,466
Holdings Count | shares	103
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,026,456,466
Number of Holdings	103
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.1 Financials 18.6 Consumer Discretionary 16.1 Consumer Staples 10.9 Information Technology 10.3 Health Care 4.7 Real Estate 4.3 Communication Services 3.6 Energy 2.9 Utilities 2.4 Materials 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Taiwan 17.8 China 17.5 Brazil 13.1 India 11.9 Korea (South) 7.6 Mexico 5.5 Indonesia 4.1 United States 3.3 Poland 2.7 Others 16.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 17.8 China - 17.5 Brazil - 13.1 India - 11.9 Korea (South) - 7.6 Mexico - 5.5 Indonesia - 4.1 United States - 3.3 Poland - 2.7 Others - 16.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) OPAP SA 1.7 Localiza Rent a Car SA 1.6 Lion Finance Group PLC 1.5 Dino Polska SA 1.5 Max Healthcare Institute Ltd 1.4 Qualitas Controladora SAB de CV 1.4 Eicher Motors Ltd 1.3 Equatorial Energia SA 1.3 Shriram Finance Ltd 1.3 Banco de Chile ADR 1.3 14.3